6. Derivative Liabilities	3 Months Ended
Mar. 31, 2017
Notes
6. Derivative Liabilities

6. DERIVATIVE LIABILITIES

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase its common stock. In certain circumstances, these options or warrants are classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, the Company’s current common stock price and expected dividend yield, and the expected volatility of the Company’s common stock price over the life of the option.

The derivative liabilities arising from convertible promissory notes/warrants and related issuance of broker warrants are as follows:

	Convertible Notes	Broker Warrants	Private Placement Investor Warrants	Total
	$	$	$	$
Derivative liabilities as at December 31, 2015	480,952	80,268	-	561,220
Derivative fair value at issuance (Note 5)	1,155,660	-	-	1,155,660
Transferred to equity upon conversion of notes (Notes 5 and 7)	(1,538,934)	-	-	(1,538,934)
Change in fair value of derivatives	1,325,972	7,440	-	1,333,412
Derivative liabilities as at December 31, 2016	1,423,650	87,708	-	1,511,358
Derivative fair value at issuance	233,597	104,627	339,308	677,532
Change in fair value of derivatives	23,114	(48,114)	(6)	(25,006)
Derivative liabilities as at March 31, 2017	1,680,361	144,221	339,302	2,163,884

The lattice methodology was used to value the derivative components, using the following assumptions at issuance and during the following periods:

Assumptions	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free rate for term	0.62% – 0.91%	0.21% - 0.59%	0.44% – 0.62%	0.33% - 0.72%
Volatility	103% – 106%	100% - 105%	101% – 105%	98% - 100%
Remaining terms (Years)	0.01 – 1.0	1 - 1.5	0.21 – 1.0	1.72 - 2.0
Stock price ($ per share)	$2.50 and $2.58	$2.55 and $2.48	$1.49 and $3.00	$2.00

The projected annual volatility curve for valuation at issuance and period end was based on the comparable company’s annual volatility. The Company used market trade stock prices at issuance and period end date.